               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-09833

                       Investment Grade Income Portfolio
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                        (registrant's Telephone Number)

                                  December 31
                            Date of Fiscal Year End

                                 June 30, 2004
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 43.0%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.8%
Lockheed Martin Corp., 7.20%, 5/1/36                     $           635    $       729,615
-------------------------------------------------------------------------------------------
                                                                            $       729,615
-------------------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 1.6%
Johnson Controls, 7.70%, 3/1/15                          $         1,250    $     1,480,650
-------------------------------------------------------------------------------------------
                                                                            $     1,480,650
-------------------------------------------------------------------------------------------

BANKS -- 6.8%
Inter-American Development Bank, 6.95%, 8/1/26           $           220    $       256,577
Inter-American Development Bank, 8.40%, 9/1/09                     1,000          1,191,909
SouthTrust Bank N.A., 7.69%, 5/15/25                               1,130          1,337,460
State Street Bank, 7.35%, 6/15/26                                  1,510          1,748,868
US Bancorp, 7.50%, 6/1/26                                          1,420          1,660,478
-------------------------------------------------------------------------------------------
                                                                            $     6,195,292
-------------------------------------------------------------------------------------------

BEVERAGES -- 1.3%
Coca-Cola Enterprises, 7.00%, 10/1/26                    $         1,065    $     1,189,012
-------------------------------------------------------------------------------------------
                                                                            $     1,189,012
-------------------------------------------------------------------------------------------

CABLE TELEVISION -- 0.1%
Comcast Cable Communication, 8.50%, 5/1/27               $            85    $       103,215
-------------------------------------------------------------------------------------------
                                                                            $       103,215
-------------------------------------------------------------------------------------------

COMPUTERS -- 0.8%
Hewlett-Packard Co., 5.75%, 12/15/06                     $           670    $       706,629
-------------------------------------------------------------------------------------------
                                                                            $       706,629
-------------------------------------------------------------------------------------------

CONGLOMERATES -- 0.6%
ITT Corp., 8.55%, 6/15/09                                $           450    $       519,694
-------------------------------------------------------------------------------------------
                                                                            $       519,694
-------------------------------------------------------------------------------------------

CONTAINERS - PAPER/PLASTIC -- 0.6%
First Brands Corp., 7.25%, 3/1/07                        $           505    $       553,823
-------------------------------------------------------------------------------------------
                                                                            $       553,823
-------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 3.1%
Eaton Corp., 6.50%, 6/1/25                               $           400    $       422,538
Eaton Corp., 8.875%, 6/15/19                                         600            805,580
Ingersoll-Rand Co., 6.48%, 6/1/25                                     69             72,596
Ingersoll-Rand, MTN, 6.015%, 2/15/28                               1,310          1,407,879
Ingersoll-Rand, MTN, 6.13%, 11/18/27                                  90             97,762
-------------------------------------------------------------------------------------------
                                                                            $     2,806,355
-------------------------------------------------------------------------------------------

DRUGS -- 0.5%
Merck & Co., Inc., MTN, 5.76%, 5/3/37                    $           405    $       435,789
-------------------------------------------------------------------------------------------
                                                                            $       435,789
-------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 8.0%
Associates Corp., N.A., 5.96%, 5/15/37                   $            30    $        32,220
Boeing Capital Corp., 5.65%, 5/15/06                                 500            525,608
Commercial Credit Corp., 8.70%, 6/15/10                              100            119,710
General Electric Capital Corp., 5.00%, 6/15/07                     1,000          1,039,092
General Electric Capital Corp., MTN, 1.326%, 3/2/09                  710            710,178
General Motors Acceptance Corp., 8.875%, 6/1/10                    1,360          1,556,618
Lehman Brothers Holdings, MTN, 1.27%, 4/20/07(1)                     675            675,162
Merrill Lynch & Co., MTN, 1.43%, 2/6/09(1)                           710            711,047
National Rural Utilities, 6.00%, 5/15/06                           1,265          1,331,796
SLM Corp., MTN, 1.39%, 7/25/07(1)                                    635            636,551
-------------------------------------------------------------------------------------------
                                                                            $     7,337,982
-------------------------------------------------------------------------------------------

FOODS -- 2.8%
Conagra Foods, Inc., 6.70%, 8/1/27                       $         1,225    $     1,351,192
Grand Metropolitan Investment Corp., 7.45%, 4/15/35                1,000          1,175,501
-------------------------------------------------------------------------------------------
                                                                            $     2,526,693
-------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.7%
Procter & Gamble Co., 8.00%, 9/1/24                      $           485    $       612,800
-------------------------------------------------------------------------------------------
                                                                            $       612,800
-------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 2.0%
Bard (C.R.), Inc., 6.70%, 12/1/26                        $           400    $       430,328
Beckman Coulter, Inc., 7.05%, 6/1/26                               1,200          1,354,118
-------------------------------------------------------------------------------------------
                                                                            $     1,784,446
-------------------------------------------------------------------------------------------

METALS -- 1.1%
Barrick Gold Finance Inc., 7.50%, 5/1/07                 $           885    $       973,812
-------------------------------------------------------------------------------------------
                                                                            $       973,812
-------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
PAPER PRODUCTS -- 3.5%
Mead Corp., 6.84%, 3/1/37                                $         1,350    $     1,472,446
Willamette Industries, 7.35%, 7/1/26                               1,600          1,742,293
-------------------------------------------------------------------------------------------
                                                                            $     3,214,739
-------------------------------------------------------------------------------------------

RETAIL - BUILDING PRODUCTS -- 1.6%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37                   $         1,240    $     1,463,762
-------------------------------------------------------------------------------------------
                                                                            $     1,463,762
-------------------------------------------------------------------------------------------

SUPER REGIONAL BANKS -- 2.3%
Bank of America Corp., MTN, 6.975%, 3/7/37               $         1,090    $     1,220,248
First Union Corp., 6.824%, 8/1/26                                     25             29,499
SunTrust Banks, 6.00%, 2/15/26                                       285            305,158
SunTrust Banks, 7.375%, 7/1/06                                       270            291,872
Wachovia Corp., 6.605%, 10/1/25                                      280            296,736
-------------------------------------------------------------------------------------------
                                                                            $     2,143,513
-------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.1%
Verizon Wireless Capital LLC, 5.375%, 12/15/06           $         1,000    $     1,043,134
-------------------------------------------------------------------------------------------
                                                                            $     1,043,134
-------------------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 1.6%
Ameritech Capital Funding, 5.95%, 1/15/38                $           100    $       102,033
BellSouth Capital Funding, 6.04%, 11/15/26                         1,250          1,335,106
-------------------------------------------------------------------------------------------
                                                                            $     1,437,139
-------------------------------------------------------------------------------------------

UTILITIES -- 2.1%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12          $           500    $       542,599
Oklahoma Gas and Electric, 6.65%, 7/15/27                          1,210          1,337,284
-------------------------------------------------------------------------------------------
                                                                            $     1,879,883
-------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
   (IDENTIFIED COST $37,695,889)                                            $    39,137,977
-------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 5.2%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
BOIT 2003-B1, 1.46%, 12/15/10(1)                         $           935    $       940,112
CCCIT 2003-A4 Class A4, 1.24%, 3/20/09(1)                          1,000          1,001,969
CHAMT 2004-1 B, 1.303%, 5/15/09(1)                                   935            935,323
MBNAS, Series 2003-A3 Class A3, 1.28%, 8/16/10(1)                  1,000          1,002,819
TAOT, Series 2003-B Class A3, 1.19%, 8/15/07(1)                      900            900,756
-------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $4,775,990)                                            $     4,780,979
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 11.1%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
FHLMC, Gold Pool# B10129, 3.50%, 10/1/18                 $         1,050    $       972,446
FHLMC, Gold Pool# E00421, 6.00%, 3/1/11                              317            331,600
FHLMC, Good Pool# E00617, 5.50%, 1/1/14                            1,257          1,292,359
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07                        347            352,137
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08                        186            193,227
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08                    1,250          1,306,321
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23                        543            561,128
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23                       291            293,336
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23                        120            122,821
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09                       632            655,017
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08 500           522,357
FNMA, PAC CMO, Series 1994-27-PH, 6.50%, 9/25/22                      56             56,437
FNMA, PAC CMO, Series 1994-30 JA, 5.00%, 7/25/23                   1,175          1,200,679
FNMA, Pool# 448183, 5.50%, 10/1/13                                   279            287,581
FNMA, Pool# 535454, 6.00%, 2/1/15                                    500            522,941
FNMA, Pool# 545937, 6.00%, 6/1/14                                    517            540,231
FNMA, Pool# 545948, 6.00%, 12/1/14                                   365            381,275
GNMA, Pool# 780688, 7.00%, 12/15/23                                  478            511,055
-------------------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
  (IDENTIFIED COST, $10,152,164)                                            $    10,102,948
-------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

U.S. TREASURY OBLIGATIONS -- 22.9%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.375%, 2/15/31                      $         3,250    $     3,278,821
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08                1,164          1,271,974
U.S. Treasury Note, 1.875%, 11/30/05                                 180            178,812
U.S. Treasury Note, 3.25%, 1/15/09                                 2,050          2,011,243
U.S. Treasury Note, 4.00%, 2/15/14                                 5,315          5,067,108
U.S. Treasury Note, 4.75%, 11/15/08                                1,000          1,044,688
U.S. Treasury Note, 6.00%, 8/15/09                                 2,000          2,198,360
U.S. Treasury Note, 6.50%, 2/15/10                                 5,125          5,776,439
-------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $20,681,320)                                           $    20,827,445
-------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 15.1%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.125%, 11/15/05                 $         1,330    $     1,321,934
Federal National Mortgage Association,
2.375%, 2/15/07                                                    2,000          1,948,012
Federal National Mortgage Association,
3.066%, 2/17/09(1)                                                 2,250          2,238,007
Federal National Mortgage Association,
3.35%, 5/10/07                                                     1,305          1,301,163
Federal National Mortgage Association,
6.625%, 9/15/09                                                    3,000          3,322,347
Federal National Mortgage Association,
3.60%, 12/28/06                                                    1,310          1,316,834
Tennessee Valley Authority, 5.88%, 4/1/36                          2,175          2,321,900
-------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (IDENTIFIED COST, $13,602,903)                                           $    13,770,197
-------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                            $         1,400    $     1,400,000
-------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,400,000)                                          $     1,400,000
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.8%
   (IDENTIFIED COST $88,308,266)                                            $    90,019,546
-------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                      $     1,076,885
-------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $    91,096,431
-------------------------------------------------------------------------------------------

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

TAOT - Toyota Auto Receivables Owner Trust

(1)  Variable rate security.

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investments, at value (identified cost, $88,308,266)                       $    90,019,546
Cash                                                                                59,025
Interest receivable                                                              1,051,669
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $    91,130,240
------------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                                    $         2,366
Accrued expenses                                                                    31,443
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $        33,809
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $    91,096,431
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                    $    89,385,151
Net unrealized appreciation (computed on the basis of identified cost)           1,711,280
------------------------------------------------------------------------------------------
TOTAL                                                                      $    91,096,431
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Interest                                                                   $     1,892,634
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $     1,892,634
------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $       287,245
Trustees' fees and expenses                                                          3,339
Custodian fee                                                                       32,442
Legal and accounting services                                                       22,152
Miscellaneous                                                                        1,314
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $       346,492
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $     1,546,142
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $     1,309,161
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $     1,309,161
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    (2,531,309)
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) $                          (2,531,309)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                           $    (1,222,148)
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $       323,994
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
INCREASE (DECREASE)                                    JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                          (UNAUDITED)        DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                                 $     1,546,142    $     3,161,436
   Net realized gain from
      investment transactions 1,309,161                        1,999,300
   Net change in unrealized
      appreciation (depreciation)
      from investments                                        (2,531,309)        (1,678,686)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $       323,994    $     3,482,050
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $     2,172,179    $     8,332,632
   Withdrawals                                                (3,043,741)       (14,236,841)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $      (871,562)   $    (5,904,209)
-------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $      (547,568)   $    (2,422,159)
-------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                   $    91,643,999    $    94,066,158
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                         $    91,096,431    $    91,643,999
-------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004      -------------------------------------------------------
                                                      (UNAUDITED)           2003           2002          2001(1)        2000(2)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.76%(3)         0.76%          0.76%          0.75%          0.74%(3)
   Net investment income                                      3.38%(3)         3.44%          4.70%          5.42%          6.34%(3)
Portfolio Turnover                                              51%              65%            55%            46%            47%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                               0.31%            3.76%         10.75%          9.04%            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $   91,096       $   91,644     $   94,066     $   91,189     $  108,124
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2) For the period from the start of business, March 7, 2000, to December 31, 2000.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Balanced Fund held a 65.4% interest in the Portfolio and another investor held a 15.3% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the security sold.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2004, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $287,245. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments (including maturities and paydowns), other than U.S. Government securities and short-term obligations, aggregated $13,418,934 and $8,259,765, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $35,008,728 and $37,395,361, respectively for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  88,780,764
   -----------------------------------------------------
   Gross unrealized appreciation           $   2,149,267
   Gross unrealized depreciation                (910,485)
   -----------------------------------------------------
   NET UNREALIZED APPRECIATION             $   1,238,782
   -----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO
LARGE-CAP VALUE PORTFOLIO

                    OFFICERS
                    Elizabeth S. Kenyon
                    President and Portfolio
                    Manager of Investment
                    Grade Income Portfolio

                    Duncan W. Richardson
                    President of Capital Growth
                    Portfolio and Large-Cap
                    Value Portfolio

                    Arieh Coll
                    Vice President and Portfolio
                    Manager of Capital Growth
                    Portfolio

                    Michael R. Mach
                    Vice President and Portfolio
                    Manager of Large-Cap Value
                    Portfolio

                    Thomas H. Luster
                    Vice President of Investment
                    Grade Income Portfolio

                    William J. Austin, Jr.
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES

                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTMENT GRADE INCOME PORTFOLIO

By:   /s/ Elizabeth S. Kenyon
      -----------------------
      Elizabeth S. Kenyon
      President


Date: August 11, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: August 11, 2004
      ---------------


By:   /s/ Elizabeth S. Kenyon
      -----------------------
      Elizabeth S. Kenyon
      President


Date: August 11, 2004
      ---------------